Ordinary Shares	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Ordinary Shares

14. ORDINARY SHARES

The Company’s Amended and Restated Certificate of Formation authorizes the Company to issue 405,462,685 ordinary shares with a par value of US$0.0001 per share approximately. As of December 31, 2016 and 2017, the Company had 91,169,327 and 91,304,327 ordinary shares issued and outstanding, respectively.